ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Mar. 31, 2025
Disclosure of analysis of other comprehensive income by item [abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME	ACCUMULATED OTHER COMPREHENSIVE INCOME

	Foreign currency
	exchange differences				Net changes in
	on translation of		Net changes in		financial assets
	foreign operations		cash flow hedges		carried at FVOCI			Total
	2025	2024	2025	2024	2025	2024	2025	2024
Balances, beginning of year	$174.5	$182.8	$(19.2)	$(14.3)	$(1.3)	$(1.3)	$154.0	$167.2
Other comprehensive income (loss)	243.2	(8.3)	(15.4)	(4.9)	—	—	227.8	(13.2)
Balances, end of year	$417.7	$174.5	$(34.6)	$(19.2)	$(1.3)	$(1.3)	$381.8	$154.0